STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Ordinary Shares Class B ordinary shares Cartesian Growth Corporation III	Ordinary Shares Cartesian Growth Corporation III	Additional Paid-in Capital Private Placement Warrants Cartesian Growth Corporation III	Additional Paid-in Capital Public Warrants Cartesian Growth Corporation III	Additional Paid-in Capital Cartesian Growth Corporation III	Additional Paid-in Capital	Accumulated Deficit Cartesian Growth Corporation III	Accumulated Deficit	Class B ordinary shares Cartesian Growth Corporation III	Private Placement Warrants Cartesian Growth Corporation III	Public Warrants Cartesian Growth Corporation III	Cartesian Growth Corporation III	Total
Beginning balance at Dec. 31, 2023						$ 16,055,000		$ (127,387,000)					$ (111,253,000)
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net income (loss)								(54,344,000)					(54,344,000)
Ending balance at Dec. 31, 2024	$ 690	$ 690			$ 24,310	25,193,000	$ (42,620)	(181,731,000)				$ (17,620)	$ (156,496,000)
Ending balance (In shares) at Dec. 31, 2024	6,900,000	6,900,000							6,900,000				5,016,051
Beginning balance at Oct. 28, 2024	$ 0				0		0					0
Beginning balance (In shares) at Oct. 28, 2024	0
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Class B ordinary shares issued to Sponsor	$ 690				24,310							25,000
Class B ordinary shares issued to Sponsor (in shares)	6,900,000
Net income (loss)							(42,620)					(42,620)
Ending balance at Dec. 31, 2024	$ 690	$ 690			24,310	25,193,000	(42,620)	(181,731,000)				(17,620)	$ (156,496,000)
Ending balance (In shares) at Dec. 31, 2024	6,900,000	6,900,000							6,900,000				5,016,051
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net income (loss)							(20,449)	(12,870,000)				(20,449)	$ (12,870,000)
Ending balance at Mar. 31, 2025		$ 690			24,310	29,052,000	(63,069)	(194,601,000)				(38,069)	(165,499,000)
Ending balance (In shares) at Mar. 31, 2025		6,900,000
Beginning balance at Dec. 31, 2024	$ 690	$ 690			24,310	25,193,000	(42,620)	(181,731,000)				(17,620)	$ (156,496,000)
Beginning balance (In shares) at Dec. 31, 2024	6,900,000	6,900,000							6,900,000				5,016,051
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount					(9,722,332)		(19,374,434)					(29,096,766)
Issuance of warrants			$ 6,800,000	$ 3,132,600						$ 6,800,000	$ 3,132,600
Allocated value of transaction costs to Class A shares					$ (234,578)							(234,578)
Net income (loss)							6,219,069	(73,845,000)				6,219,069	$ (73,845,000)
Ending balance at Dec. 31, 2025	$ 690					34,661,000	(13,197,985)	(255,576,000)				(13,197,295)	$ (221,394,000)
Ending balance (In shares) at Dec. 31, 2025	6,900,000								6,900,000				5,039,438
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount							(2,491,718)					(2,491,718)
Net income (loss)							1,680,417	(8,575,000)				1,680,417	$ (8,575,000)
Ending balance at Mar. 31, 2026	$ 690					$ 36,285,000	$ (14,009,286)	$ (264,151,000)				$ (14,008,596)	$ (228,643,000)
Ending balance (In shares) at Mar. 31, 2026	6,900,000								6,900,000				5,068,690